Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
4.	Fair Value Measurements

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at March 31, 2022 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Earnout liability (See Note 14)	$25,002	$—	$—	$25,002
Private placement warrant liability (see Note 13)	3,730	—	—	3,730
One Srl call option (see Note 11)	2,623	—	—	2,623
Total liabilities measured at fair value	$31,355	$—	$—	$31,355

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Legacy Gelesis preferred stock warrants (See Note 13)	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments during the three months ended March 31, 2022:

		Legacy Gelesis
		Redeemable
		Preferred
	Convertible	Stock
	Promissory	Warrants	One Srl Call	Earnout	Private Placement
	Notes	Liabilities	Option	Liability	Warrant Liability
Balance at December 31, 2021	$27,128	$15,821	$2,416	$—	$—
Assumed upon Business Combination	—	—	—	—	8,140
Recognized upon Business Combination	—	—	—	58,871	—
Changes in fair value	156	926	258	(33,869)	(4,410)
Foreign currency translation (gain)/loss	—	—	(51)	—	—
Conversion and exchange upon Business Combination	—	(16,747)	—	—	—
Settlement	(27,284)
Balance at March 31, 2022	$—	$—	$2,623	$25,002	$3,730

There were no transfers into or out of level 3 instruments and/or between level 1 and level 2 instruments during the three months ended March 31, 2022. The fair value measurement of the convertible promissory notes, Legacy Gelesis preferred stock warrant liability, One Srl call option liability, earnout liability and private placement warrant liability utilized inputs not observable in the market and thus represents a Level 3 measurement.

3.	Fair Value Measurements

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Preferred stock warrants	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2020 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
One Srl call option (see Note 11)	1,545	—	—	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

There were no transfers into or out of level 3 instruments and/or between level 1 and level 2 instruments during the years ended December 31, 2021 and 2020. The fair value of the tranche right liability, preferred stock warrant liability, and call option liability includes inputs not observable in the market and thus represents a Level 3 measurement. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The significant assumption used in the model is the probability of the following scenarios occurring:

	At December 31,
	2021	2020
IPO scenario	2.5%	75.0%
Market adjusted equity value method	2.5%	25.0%
Special purpose acquisition company (“SPAC”) scenario	95.0%	0.0%

Tranche right liability

Tranche rights are initially recorded at fair value, are subsequently adjusted for settlement of the tranche rights upon issuance of the tranche shares and are remeasured at each subsequent reporting date. The Company initially measures the fair value of the tranche rights at the issuance date, and subsequently at each reporting date, using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of tranche rights include the estimated fair value of the underlying stock, expected term of the tranche right, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s tranche right liability during the year ended December 31, 2020 (in thousands):

Tranche
rights liability
Balance at December 31, 2019	$310
Change in fair value of tranche rights liability immediately prior to tranche settlement in April 2020	(256)
Settlement of Series 3 Growth tranche rights liability in April 2020	(54)
Balance at December 31, 2020	$—

The change in the fair value of the Tranche Rights is influenced primarily by the price of the underlying Redeemable Convertible Preferred Stock and the remaining term of the Tranche Right. During the year ended December 31, 2020, the Company recognized a loss of $0.3 million in the consolidated statements of operations related to changes in the fair value of tranche rights. The tranche rights liability was settled in April 2020 and there was no outstanding liability at December 31, 2020.

Preferred stock warrant liability

Preferred stock warrants are recorded at estimated fair value at the date of issuance and are remeasured at each subsequent reporting date. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of warrants include the estimated fair value of the underlying stock, expected term, risk free interest rate, and expected volatility. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The following represents a summary of the changes to Company’s warrant liability for the years ended December 31, 2021 and 2020 (in thousands):

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options	Total
Balance at December 31, 2019	485	2,541	7,686	4,631	653	15,996
Issuance of Series 4 Growth option liability	—	—	—	—	745	745
Extinguishment of Series 3 Growth warrant	—	—	—	(5,973)	—	(5,973)
Exercise of Series A-4 warrants	—	—	(135)	—	—	(135)
Change in fair value of warrant liability	96	355	1,071	1,342	(1,398)	1,466
Balance at December 31, 2020	$581	$2,896	$8,622	$—	$—	$12,099
Exercise of warrants	(937)	(2,987)	—	—	—	(3,924)
Change in fair value of warrant liability	356	91	7,199	—	—	7,646
Balance at December 31, 2021	$—	$—	$15,821	$—	$—	$15,821

Warrants with an expected term of less than one year from the date of the consolidated balance sheets are recorded under current liabilities on the consolidated balance sheets. At December 31, 2021, the Company reported a warrant liability in the amount of $15.8 million under current liabilities. At December 31, 2020, the Company reported a warrant liability in the amount of $0.6 million and $11.5 million under current and noncurrent liabilities, respectively.

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2021:

Series A-4
Warrants
Expected term	0.1 years
Expected volatility	48.0%
Expected dividend yield	0.0%
Risk free interest rate	0.6%
Estimated fair value of the redeemable convertible preferred stock	$22.36
Exercise price of warrants	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A-1	Series A-3	Series A-4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The Company issued equity-classified common stock warrants during the year ended December 31, 2020 (see Note 13). While the fair value of the common stock warrants represents a Level 3 measurement, equity-classified warrants are recorded at their initial fair value and not subsequently remeasured. As such, the common stock warrants and its unobservable inputs are not included in the above tables.

One Srl call option liability

The One Srl call option liability was recorded at estimated fair value at the date of issuance and is remeasured at each subsequent reporting date with changes in fair value recorded in other income (expense) in the accompanying consolidated statements of operations. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of call option liability include the estimated fair value of the underlying stock price, expected term, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s One Srl call option liability for the years ended December 31, 2021 and 2020 (in thousands):

Fair value of One Srl call option	$1,494
Foreign currency translation loss	51
Balance at December 31, 2020	$1,545
Change in fair value	1,024
Foreign currency translation gain	(153)
Balance at December 31, 2021	$2,416

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

The following weighted average assumptions were used to determine the fair value of the One Srl call option liability at December 31, 2021 and 2020:

	At December 31,
	2021	2020
Expected term	2.0 years	1.8 years
Expected volatility	62.0%	61.0%
Expected dividend yield	0.0%	0.0%
Risk free interest rate	0.7%	0.1%
Estimated fair value of ownership interest	$6,922	$6,066
Exercise price of call option	$6,806	$7,358

Convertible promissory notes

The convertible promissory notes issued in conjunction with the bridge financing arrangement were recognized at fair value at issuance and subsequent changes in fair value were recorded in the accompanying consolidated statements of operations (see Note 12). Fair value is determined using a multiple scenario-based valuation method. The fair value of the hybrid instrument was determined by calculating the value of the instrument in each scenario “with” the respective conversion feature and “without”. The significant inputs used in estimating the fair value of the convertible promissory notes include the estimated discount rate, expected term, and the outcome probability with respect to each scenario.

The following assumptions were used to determine the fair value of the convertible promissory notes at December 31, 2021:

Convertible
Promissory Notes
Expected term	0.1 years
Discount rate	36.3%
Probability of repayment after close of business combination	95.0%
Probability of holder electing conversion option	5.0%